UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Sprucegrove International Equity Fund

SEMI-ANNUAL REPORT	JUNE 30, 2022

Investment Adviser: Sprucegrove Investment Management Ltd.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY FUND
JUNE 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020) within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022

Letter to Shareholder

To our Shareholders

For the 6-month period to June 30, 2022, the Fund’s Institutional Class Shares returned -16.98% compared to -19.57% for the MSCI EAFE Index. International equity markets are sharply lower, bringing several major indices into bear market territory since the start of year. Economic concerns weighed as inflation remains persistently elevated and financial conditions tightened. Equity markets have been increasingly under pressure in the face of rapidly rising interest rates, concerns on slowing growth, ongoing supply chain issues and heightened geo-political risks.

Year to date, the Fund’s outperformance was mainly due to positive stock selection in Financials and to an underweight and stock selection in Information Technology and stock selection in Industrials. Outperformance was partially offset by an overweight position and stock selection in Consumer Discretionary and by an underweight position in Health Care, which detracted to relative performance.

From a country perspective, stock selection in several countries contributed to the Fund’s outperformance, including Singapore, Holland and France. Outperformance was partially offset by stock selection in the U.K. and Finland.

While holdings in most sectors held up generally better than the index, the sell-off broadened later in the quarter and few sectors and companies were spared from the correction. Only two years after the COVID-19 pandemic caused a sharp economic slowdown, the global economy is again at risk. Many central banks around the world accelerated tightening monetary policies and indicated reduced fiscal stimulus (as COVID-19 stimulus programs ran out) in an effort to combat inflation rates last seen nearly 40 years ago. Market volatility provided a wide range of opportunities and portfolio activity remains above average, as companies we deem high quality have fallen to reasonable valuation ranges.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%

	Shares	Value
AUSTRALIA — 2.3%
Adbri Ltd	406,040	$675,695
BHP Group	40,550	1,131,177
National Australia Bank Ltd	79,885	1,504,611
Woodside Energy Group *	15,476	327,030
		3,638,513

BRAZIL — 3.4%
Ambev SA ADR	1,149,800	2,885,998
Banco Bradesco SA ADR	711,799	2,320,465
		5,206,463

CANADA — 3.8%
Alimentation Couche-Tard, Cl B	39,400	1,533,605
Bank of Nova Scotia	30,626	1,808,666
Saputo Inc	74,600	1,623,336
Stella-Jones	34,700	874,259
		5,839,866

CHINA — 2.0%
Alibaba Group Holding *	129,300	1,843,859
Tencent Holdings Ltd	27,500	1,242,011
		3,085,870

FINLAND — 0.7%
Nokian Renkaat OYJ	102,392	1,116,482

FRANCE — 3.4%
Air Liquide SA	17,633	2,361,808

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued

	Shares	Value
FRANCE — continued
TotalEnergies	55,487	$2,921,895
		5,283,703

GERMANY — 7.0%
BASF SE	53,220	2,310,393
Bayerische Motoren Werke	30,496	2,342,045
Fresenius Medical Care & KGaA	51,230	2,550,976
Henkel & KGaA	40,640	2,481,235
SAP SE	12,560	1,141,460
		10,826,109

HONG KONG — 7.8%
AIA Group Ltd	370,600	4,016,788
Hongkong Land Holdings Ltd	285,400	1,432,708
Jardine Matheson Holdings Ltd	68,000	3,574,080
Johnson Electric Holdings	437,323	568,462
Xinyi Glass Holdings Ltd	563,000	1,350,290
Yue Yuen Industrial Holdings	838,376	1,091,915
		12,034,243

INDIA — 4.1%
Adani Ports & Special Economic Zone	111,930	952,516
Housing Development Finance	102,790	2,825,562
UPL	114,160	914,176
Zee Entertainment Enterprises	612,360	1,660,151
		6,352,405

IRELAND — 2.5%
CRH PLC	78,668	2,714,023
Ryanair Holdings PLC ADR *	17,900	1,203,775
		3,917,798

ISRAEL — 0.4%
Check Point Software Technologies Ltd *	4,500	548,010

ITALY — 1.2%
Brembo	191,208	1,853,050

JAPAN — 11.7%
Ain Holdings	33,900	1,809,098
Denso Corp	52,100	2,764,247
FANUC Corp	4,200	656,641
Koito Manufacturing	50,200	1,590,747
Komatsu Ltd	43,800	969,787
Kubota Corp	114,600	1,709,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Nihon Kohden Corp	86,100	$1,758,061
Nitto Denko Corp	44,300	2,863,008
Omron Corp	10,439	529,500
Seria	35,600	631,526
Toyota Motor Corp	184,500	2,851,938
		18,134,422

NETHERLANDS — 3.8%
Boskalis Westminster	84,341	2,821,566
Koninklijke Vopak	53,390	1,344,057
SBM Offshore	130,932	1,770,572
		5,936,195

NORWAY — 0.8%
Bakkafrost P	10,694	681,922
Yara International ASA	12,100	504,098
		1,186,020

PANAMA — 1.3%
Copa Holdings SA, Cl A *	31,900	2,021,503

SINGAPORE — 6.8%
SATS Ltd	306,200	858,073
Sembcorp Industries Ltd	1,265,700	2,591,970
Singapore Telecommunications	1,142,325	2,076,656
United Overseas Bank Ltd	167,130	3,152,376
Venture Corp	159,500	1,905,932
		10,585,007

SOUTH KOREA — 1.7%
Samsung Electronics GDR	2,412	2,631,492

SPAIN — 0.8%
Industria de Diseno Textil	57,094	1,288,678

SWEDEN — 0.5%
Assa Abloy, Cl B	33,162	703,213

SWITZERLAND — 6.8%
Cie Financiere Richemont, Cl A	27,670	2,937,960
Holcim	67,700	2,888,750
Novartis	35,160	2,969,328
Swatch Group	7,340	1,736,575
		10,532,613

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 19.7%
Anglo American PLC	67,623	$2,411,998
Berkeley Group Holdings	58,606	2,650,515
Carnival PLC *	62,862	473,019
HSBC Holdings PLC	571,603	3,762,391
IMI PLC	155,240	2,211,466
Lloyds Banking Group PLC	3,651,690	1,876,357
Renishaw	13,645	591,258
RS GROUP PLC	135,113	1,425,921
Shell	111,855	2,898,868
Smith & Nephew	51,648	719,755
Smiths Group PLC	203,180	3,453,285
Spectris PLC	44,920	1,478,931
Travis Perkins	212,695	2,499,377
Victrex PLC	95,865	2,071,165
Weir Group PLC	122,660	2,030,380
		30,554,686

VIETNAM — 0.7%
Vietnam Dairy Products JSC	363,800	1,129,008

TOTAL COMMON STOCK
(Cost $150,911,336)		144,405,349

PREFERRED STOCK — 1.7%

	Shares	Value

GERMANY — 1.7%
FUCHS PETROLUB (A)	49,488	1,376,205
Jungheinrich AG (A)	62,790	1,365,385

TOTAL PREFERRED STOCK
(Cost $3,512,987)		2,741,590

TOTAL INVESTMENTS— 94.9%
(Cost $154,424,323)		$147,146,939

Percentages are based on Net Assets of $154,987,191.

*	Non-income producing security.
(A)	There is currently no rate available.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PLC — Public Limited Company

The following is a summary of the inputs used as of June 30, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$144,405,349	$—	$—	$144,405,349
Preferred Stock	1,365,385	1,376,205	—	2,741,590

Total Investments in Securities	145,770,734	1,376,205	—	147,146,939

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND June 30, 2022 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

International Equity Fund
Assets:
Investments, at Value (Cost $154,424,323)	$147,146,939
Foreign Currency, at Value (Cost $1,062,718)	1,061,874
Cash Pledged as Collateral on Forward Foreign Currency	12,650,388
Reclaim Receivable	671,109
Dividend and Interest Receivable	243,491
Receivable for Investment Securities Sold	97,214
Other Prepaid Expenses	67,163

Total Assets	161,938,178

Liabilities:
Due to Custodian	596,629
Payable to Administrator	9,474
Payable for Investment Securities Purchased	6,026,142
Payable for Capital Shares Redeemed	209,900
Payable to Investment Adviser	48,573
Chief Compliance Officer Fees Payable	604
Legal Fees Payable	3,326
Audit Fees Payable	12,893
Other Accrued Expenses and Other Payables	43,446

Total Liabilities	6,950,987

Net Assets	$154,987,191

Net Assets Consist of:
Paid-in Capital	$147,036,500
Total Distributable Earnings	7,950,691

Net Assets	$154,987,191

Institutional Class Shares:
Net Assets	$154,895,801
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	2,221,964
Net Asset Value, Offering and Redemption Price Per Share	$69.71

Investor Class Shares:
Net Assets	$83,289
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,195
Net Asset Value, Offering and Redemption Price Per Share	$69.70

Advisor Class Shares:
Net Assets	$8,101
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	116
Net Asset Value, Offering and Redemption Price Per Share	$69.69*

*	Net Assets divided by Shares do not calculate to the stated NAV due to low Net Asset Levels.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

STATEMENT OF OPERATIONS

International Equity Fund
Investment Income:
Dividends	$7,774,355
Interest	12,208
Less: Foreign Taxes Withheld	(656,312)

Total Investment Income	7,130,251

Expenses:
Administration Fees (see Note 4)	69,444
Trustees’ Fees	23,367
Chief Compliance Officer Fees	604
Shareholder Serving Fees Investor Shares (see Note 4)	10
Shareholder Serving Fees Advisor Shares (see Note 4)	1
Distribution Fees, Advisor Shares	2
Offering Costs	28,867
Custodian Fees (see Note 4)	25,879
Transfer Agent Fees (see Note 4)	14,445
Audit Fees	12,893
Printing Fees	8,024
Registration and Filing Fees	7,374
Legal Fees	6,303
Other Expenses	8,908

Total Expenses	206,121

Less:
Waiver of Investment Advisory Fees (see Note 5)	(19,100)
Advisory Waiver Recapture (see Note 5)	(67,241)

Net Expenses	119,780

Net Investment Income	7,010,471

Net Realized Gain (Loss) on:
Investments	11,961,888
Foreign Currency Transactions	(107,874)

Net Realized Gain (Loss)	11,854,014

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(66,383,828)
Foreign Currency Translation	(33,198)

Net Change in Unrealized Appreciation (Depreciation)	(66,417,026)

Net Realized and Unrealized Gain (Loss)	(54,563,012)

Net Decrease in Net Assets Resulting from Operations	$(47,552,541)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021 (1)
Operations:
Net Investment Income	$7,010,471	$10,196,559
Net Realized Gain (Loss) on Investments	11,854,014	8,036,437
Net Change in Unrealized Appreciation (Depreciation) on Investments	(66,417,026)	(16,888,678)**

Net Increase (Decrease) in Net Assets Resulting From Operations	(47,552,541)	1,344,318

Distributions:
Master Class Shares	–	(21,811,367)
Capital Share Transactions: (2)(3)
Master Class Shares
Issued	–	450,855,820
Reinvestment of Distributions	–	21,811,366
Redeemed	(403,301,473)	(18,913,989)

Net Master Shares Transactions	(403,301,473)	453,753,197

Institutional Class Shares
Issued	172,662,821	–
Redeemed	(209,900)	–

Net Institutional Shares Transactions	172,452,921	–

Investor Class Shares(4)
Issued	93,080	–

Net Investor Shares Transactions	93,080	–

Advisor Class Shares(4)
Issued	9,056	–

Net Advisor Shares Transactions	9,056	–

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(230,746,416)	453,753,197

Total Increase (Decrease) in Net Assets	(278,298,957)	433,286,148

Net Assets:
Beginning of Period	433,286,148	–

End of Period	$154,987,191	$433,286,148

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021 (1)
Shares Transactions: (2)(3)
Master Class Shares
Issued	–	5,125,287
Reinvestment of Distributions	–	261,344
Redeemed	(5,176,996)	(209,635)

Total Master Shares Transactions	(5,176,996)	5,176,996

Institutional Class Shares
Issued	2,224,975	–
Redeemed	(3,011)	–

Total Institutional Shares Transactions	2,221,964	–

Investor Class Shares(4)
Issued	1,195	–

Total Investor Shares Transactions	1,195	–

Advisor Class Shares(4)
Issued	116	–

Total Advisor Shares Transactions	116	–

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(2,953,721)	5,176,996

** Includes in-kind subscriptions. See Note 10 in Notes to Financial Statements.

(1) Commenced operations on March 22, 2021.

(2) Refer to Note 1 in Notes to Financials for re-organization.

(3) Refer to Note 10 in Notes to Financial Statements for In-Kind Transactions.

(4) Commenced operations on May 31, 2022.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)

Institutional Class Shares

Net Asset Value, Beginning of Period	$83.69	$87.86

Income (Loss) from Investment Operations:
Net Investment Income*	1.50	2.05
Net Realized and Unrealized Loss	(15.48)	(1.84)

Total from Investment Operations	(13.98)	0.21

Dividends and Distributions:
Net Investment Income	—	(1.98)
Capital Gains	—	(2.40)

Total Dividends and Distributions	—	(4.38)

Net Asset Value, End of Period	$69.71	$83.69

Total Return†	(16.98)%	0.31%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$154,896	$433,286
Ratio of Net Expenses to Average Net Assets	0.07%††	0.02%††
Ratio of Gross Expenses to Average Net Assets	0.11%††	0.11%††
Ratio of Net Investment Income to Average Net Assets	3.81%††	2.93%††
Portfolio Turnover Rate‡	13%	15%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on March 22, 2021.
Amounts	designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Six Months Ended June 30, 2022 (Unaudited)**
Investor Class Shares

Net Asset Value, Beginning of Period	$77.90

Income (Loss) from Investment Operations:
Net Investment Income*	0.03
Net Realized and Unrealized Loss	(8.23)

Total from Investment Operations	(8.20)

Net Asset Value, End of Period	$69.70

Total Return†	(10.53)%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$83
Ratio of Net Expenses to Average Net Assets	0.75%††
Ratio of Gross Expenses to Average Net Assets	1.11%††
Ratio of Net Investment Income to Average Net Assets	0.44%††
Portfolio Turnover Rate‡	13%

**	Commenced Operations on May 31, 2022.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts	designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Six Months Ended June 30, 2022 (Unaudited)**
Advisor Class Shares

Net Asset Value, Beginning of Period	$77.90

Income (Loss) from Investment Operations:
Net Investment Income*	0.01
Net Realized and Unrealized Loss	(8.22)

Total from Investment Operations	(8.21)

Net Asset Value, End of Period	$69.69

Total Return†	(10.54)%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$8
Ratio of Net Expenses to Average Net Assets	1.00%††
Ratio of Gross Expenses to Average Net Assets	1.35%††
Ratio of Net Investment Income to Average Net Assets	0.21%††
Portfolio Turnover Rate‡	13%

**	Commenced Operations on May 31, 2022.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
Amounts	designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 9 funds. The financial statements herein are those of the Sprucegrove International Equity Fund (the “Fund”). The investment objective of the Fund is long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

Investor Class and Advisor Class commenced operations on May 31, 2022.

On June 1, 2022, the Institutional Class, Investor Class and Advisor Class were brought over from the legacy feeder fund under the legacy Sprucegrove International Equity Master Fund (the “Master Fund”) and rebranded as Sprucegrove International Equity Fund. The prior year history reflects that of the Master Fund as of December 31, 2021. See Note 10 for further details.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Net Asset Value Determination - The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day’s NAV, the Fund or an authorized institution must receive any purchase order in proper form before the close of normal trading on the NYSE. If the NYSE closes early, as in the case of scheduled half-day trading or unscheduled suspensions of trading, the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions. Shares will only be priced on Business Days. Since securities that are traded on foreign exchanges may trade on days that are not Business Days, the value of the Fund’s assets may change on days when purchasing or redeeming shares is not available.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The Fund calculates its NAV once each Business Day, as of the close of business, on a daily basis.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Fund uses IHS Markit (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-month from inception of the Fund. As of June 30, 2022, the remaining amount still to be amortized for the Sprucegrove International Equity Fund was $28,867.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year or period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

generally limited to the amount of unrealized gain on the contracts at the date of default. As of June 30, 2022, there were no forward foreign currency contracts held by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2022, Sprucegrove International Equity Fund paid $69,444 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Investor Class Shares and Advisor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the period ended June 30, 2022, the Fund paid $ 11 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the period ended June 30, 2022, the Fund paid $ 25,879 for these services.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. For the period ended June 30, 2022, the Fund paid $ 14,445 for these services.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Institutional Class Shares, Investor Class Shares and Advisor Class Shares from exceeding 0.60% of the average daily net assets of the Fund’s share classes until April 30, 2023. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

As of June 30, 2022, the Funds had fees which were previously waived and/or reimbursed to the Funds by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds, as follows:

Fiscal Year	Subject to Repayment until June 30:	Amount
2022	2023	$ 19,100

For the period ended June 30, 2022, the Adviser recaptured previously waived fees of $ 67,241.

6. Investment Transactions:

For the period ended June 30, 2022, the purchases and sales of investment securities, excluding in-kind transactions (see Note 10), long-term U.S. Government and short-term investments were as follows:

Purchases	$264,959,521
Sales	48,331,115

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

There were no purchases or sales of long-term U.S. Government securities by the Fund.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The Fund’s fiscal year end is December 31. As of June 30, 2022, the Fund has not completed a fiscal year therefore tax information is unavailable.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Fund at June 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
International Equity Fund	$154,424,323	$10,871,045	$(18,148,429)	$(7,277,384)

8. Concentration of Shareholders:

At June 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	Ownership %
International Equity Fund, Institutional Class	3	83.7%
International Equity Fund, Investor Class	1	100.0%
International Equity Fund, Advisor Class	1	100.0%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

9. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Security and Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Common Stock Risk - The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

International Investing Risk — Investing outside the United States involves considerations that create risks different than investing in the United States. These risks include, among other things, (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; and (iii) the difficulty of enforcing legal rights in a non-U.S. jurisdiction and uncertainties as to the status, interpretation and application of laws. Moreover, in certain countries companies are not subject to uniform accounting, auditing and financial reporting disclosure standards, practices and requirements comparable to those applicable to United States companies.

Non-U.S. markets may also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Transaction costs of buying and selling non-U.S. securities, including brokerage, tax and custody costs, also are generally higher than those involved in U.S. transactions. Furthermore, non-U.S. financial markets, while generally growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, periodic U.S. government restrictions on investments in issuers from certain non-U.S. countries may require the

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Emerging Markets Investing Risk — The Fund invests a portion of its assets in the securities of, or instruments providing exposure to Emerging Markets. The value of Emerging Market currencies and securities may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulatory or imposition of withholding taxes on interest payments.

Some of the countries in which the Fund may invest have experienced political, economic and/or social instability and dramatic swings in the value of their national currency and interest rates. There can be no assurance that such instability or such fluctuations will not occur in the future and, if they do occur, that they will not have a substantial adverse effect on the performance of the Fund.

Also, some Emerging Market country economies have a high dependence on a small group of markets or even a single market. Foreign investment in the Emerging Market countries is in some cases restricted. Certain Emerging Markets countries are particularly likely to require identifying information about entities and persons who have direct, or even indirect, exposure to the securities of issuers in those countries. Further, the securities markets of Emerging Market countries may be illiquid. Therefore, the Fund may not be able to sell Emerging Markets securities when the Fund desires to do so.

Currency Risk – As a result of the Fund’s investments in securities or other investments being denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Investments in Other Investment Companies Risk – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND JUNE 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed. The liquidity of the Fund’s investments may change over time.

Investment Style Risk – The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate or differs from that of the market or other market participants, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to underperform the market for long periods of time.

Cyber Security Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

10. In-Kind Transactions:

The Fund received contributions in-kind of investment securities. The securities were received in a tax-free transaction at their current fair value of $401,766,104 including unrealized appreciation of $75,970,281 on the date of the transactions. The Fund made an accounting policy election to carryforward the historical cost basis of the securities transferred given the tax-free nature of the transaction. As a result of this contribution, the following units of the Fund were issued for assets valued at:

Transaction Date	Units Issued	Securities at Value	Cash	Dividend Accrual	Total Assets
03/22/2021	5,112,676	$ 401,766,104	$ 46,723,502	$1,256,213	$449,745,819

On June 1, 2022, the legacy Sprucgrove International Equity Master Fund was liquidated via an In-Kind redemption of investment securities. The investment securities were redeemed at their current value on the date of the transaction:

Transaction Date:	Value:	Gain:
06/01/2022	$228,059,993	$13,340,715

The amount received from the transaction was then transferred to the rebranded Sprucegrove International Equity Fund on the same date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period
International Equity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$830.20	0.07%	$ 0.32*

Hypothetical 5% Return	1,000.00	1,024.45	0.07	0.35
International Equity Fund - Investor Shares
Actual Fund Return	$1,000.00	$894.70	0.75%	$ 0.58†

Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76
International Equity Fund - Advisor Shares
Actual Fund Return	$1,000.00	$894.60	1.00%	$ 0.78†

Hypothetical 5% Return	1,000.00	1,019.84	1.00	5.01

*         Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half period shown.)

†         Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since inception.)

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Fund originally operated as a master fund to the Sprucegrove International Equity Fund (the “Feeder Fund”), a liquidated series of the Trust managed by the Sprucegrove Investment Management Ltd. (“Sprucegrove” or the “Adviser”). Under this arrangement, the Adviser served as the investment adviser to the Fund and Feeder Fund pursuant to an investment advisory agreement approved at a meeting of the Board held on November 17-18, 2020 (the “2020 Meeting”).

A Board meeting was held on November 15-17, 2021 (the “2021 Meeting”) to decide whether to approve, at the request of the Adviser, a new agreement between the Adviser and the Trust, on behalf of the Fund (the “Agreement”), for an initial two-year term to become effective upon the collapsing of the master-feeder structure pursuant to which shareholders of the Feeder Fund would invest directly in the Fund and the Feeder Fund would be liquidated (the “Transaction”). The 2021 Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the 2021 Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the 2021 Meeting, as well as information furnished or presented to them at the 2020 Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding, or considered information previously furnished or presented at the 2020 Meeting regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and information about their financial condition, capitalization, profitability or financial viability to advise the Fund; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements); (v) the Fund’s proposed advisory fee to be paid to the Adviser; (vi) details of the Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (vii) details of the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for the Transaction as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

At the 2021 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund at the Meeting and the 2020 Meeting, approved the Agreement. In considering the approval of the Agreement at the 2021 Meeting, the Board considered various factors that they determined were relevant, including the following, which was based on information provided at the 2021 Meeting and/or 2020 Meeting.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund, was available to the Board, as was the most recent investment adviser registration form (“Form ADV”) through public disclosure.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund had recently commenced operations, the Trustees did not consider an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE FUNDS JUNE 30, 2022

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 24, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Sprucegrove International Equity Fund

P.O. Box 219009

Kansas City, MO 64121

1- 844-777-8234

Sprucegrove Investment Management Ltd.

181 University Ave, Suite 1300

Toronto, Ontario, Canada

M5H 3M7

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SIM-SA-001-0200

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022